                               VARIABLE ACCOUNT C
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1999

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[MONARCH LIFE INSURANCE COMPANY LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account C of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Equity-Income, Growth, Asset Manager, High Income, Overseas, and Investment Grade Bond Divisions (constituting Variable Account C of Monarch Life Insurance Company) at December 31, 1999 and 1998 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                               COST         SHARES    MARKET VALUE
                                                  -----------    ---------   ------------
Investments in Variable Insurance Products Fund
  and Fund II, at Market Value (Note 2):
  Money Market Portfolio                          $ 5,277,710    5,277,710   $ 5,277,710
  Equity-Income Portfolio                          12,663,185      502,452    12,918,053
  Growth Portfolio                                 30,466,504      666,976    36,636,983
  Asset Manager Portfolio                           3,594,273      206,360     3,852,738
  High Income Portfolio                             2,322,821      206,890     2,339,924
  Overseas Portfolio                                6,004,007      260,749     7,154,942
  Investment Grade Bond Portfolio                     827,838       67,433       819,979
                                                  -----------                -----------
Total Invested Assets                             $61,156,338                 69,000,329
                                                  ===========
Pending Trades                                                                     1,452
                                                                             -----------
  Total Assets                                                                69,001,781
                                                                             -----------

LIABILITIES
  Payable to Monarch Life Insurance Company                                       82,773
                                                                             -----------
  Total Liabilities                                                               82,773
                                                                             -----------
  Net Assets                                                                 $68,919,008
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                                COST         SHARES    MARKET VALUE
                                                  -----------    ---------   ------------
Investments in Variable Insurance Products Fund
  and Fund II, at Market Value (Note 2):
  Money Market Portfolio                          $ 5,147,566    5,147,566   $ 5,147,566
  Equity-Income Portfolio                          14,833,384      617,630    15,700,144
  Growth Portfolio                                 22,098,975      579,079    25,983,278
  Asset Manager Portfolio                           4,419,605      260,534     4,731,291
  High Income Portfolio                             2,816,379      238,264     2,747,189
  Overseas Portfolio                                4,677,328      248,844     4,989,321
  Investment Grade Bond Portfolio                   1,110,274       86,028     1,114,923
                                                  -----------                -----------
Total Invested Assets                             $55,103,511                 60,413,712
                                                  ===========
Pending Trades                                                                     1,647
                                                                             -----------
  Total Assets                                                                60,415,359
                                                                             -----------

LIABILITIES
  Payable to Monarch Life Insurance Company                                       77,193
                                                                             -----------
  Total Liabilities                                                               77,193
                                                                             -----------
  Net Assets                                                                 $60,338,166
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
--------------------------------------------------------------------------------

                                                              TOTALS - ALL DIVISIONS
                                                      ---------------------------------------
                                                         1999           1998          1997
                                                      -----------   -----------   -----------
Investment Income:
  Dividends (Note 2)                                  $ 4,911,401   $ 5,222,752   $ 3,380,612
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -632,190      -560,954      -511,817
                                                      -----------   -----------   -----------
    Net Investment Income                               4,279,211     4,661,798     2,868,795
                                                      -----------   -----------   -----------
Net Realized Gains                                      5,960,836     3,537,524     4,138,897
Net Unrealized Gains                                    2,533,790     1,334,711     1,751,432
                                                      -----------   -----------   -----------
  Net Realized and Unrealized Gains                     8,494,626     4,872,235     5,890,329
                                                      -----------   -----------   -----------
Net Increase in Net Assets
  Resulting from Operations                            12,773,837     9,534,033     8,759,124
                                                      -----------   -----------   -----------
Transfers of Net Premiums                                  11,800         5,000         3,000
Transfers Due to Deaths                                   -66,910        -9,351            --
Transfers Due to Terminations                          -3,828,844    -2,007,903    -2,778,058
Transfers Due to Policy Loans                             -14,569      -374,068      -198,831
Transfers of Cost of Insurance                           -171,950      -176,963      -210,842
Transfers of Loan Processing Charges                     -122,522      -114,379      -108,207
Transfers Among Investment Divisions                           --            --            --
                                                      -----------   -----------   -----------
Net Decrease in Net Assets
  Resulting from Principal Transactions                -4,192,995    -2,677,664    -3,292,938
                                                      -----------   -----------   -----------
Total Increase in Net Assets                            8,580,842     6,856,369     5,466,186
Net Assets - Beginning of Year                         60,338,166    53,481,797    48,015,611
                                                      -----------   -----------   -----------
Net Assets - End of Year                              $68,919,008   $60,338,166   $53,481,797
                                                      ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                        MONEY         EQUITY-
                                                                        MARKET        INCOME        GROWTH
                                                           TOTAL       DIVISION      DIVISION      DIVISION
                                                        -----------   ----------   -----------   -----------
Investment Income:
  Dividends (Note 2)                                    $ 4,911,401   $  327,352   $   752,320   $ 2,954,424
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -632,190      -64,790      -149,577      -283,506
                                                        -----------   ----------   -----------   -----------
    Net Investment Income                                 4,279,211      262,562       602,743     2,670,918
                                                        -----------   ----------   -----------   -----------
Net Realized Gains (Losses)                               5,960,836           --       787,162     4,205,537
Net Unrealized Gains (Losses)                             2,533,790           --      -611,892     2,286,176
                                                        -----------   ----------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)              8,494,626           --       175,270     6,491,713
                                                        -----------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              12,773,837      262,562       778,013     9,162,631
                                                        -----------   ----------   -----------   -----------
Transfers of Net Premiums                                    11,800           --         2,720         7,720
Transfers Due to Deaths                                     -66,910           --            --            --
Transfers Due to Other Terminations                      -3,828,844     -729,645      -535,108    -1,307,279
Transfers Due to Policy Loans                               -14,569     -146,531        98,201       118,103
Transfers of Cost of Insurance                             -171,950      -20,423       -41,630       -68,600
Transfers of Loan Processing Charges                       -122,522      -17,524       -18,241       -60,134
Transfers Among Investment Divisions                             --      425,547    -3,256,552     3,164,426
                                                        -----------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -4,192,995     -488,576    -3,750,610     1,854,236
                                                        -----------   ----------   -----------   -----------
Total Increase (Decrease) in Net Assets                   8,580,842     -226,014    -2,972,597    11,016,867
Net Assets - Beginning of Year                           60,338,166    5,072,020    15,890,649    25,756,343
                                                        -----------   ----------   -----------   -----------
Net Assets - End of Year                                $68,919,008   $4,846,006   $12,918,052   $36,773,210
                                                        ===========   ==========   ===========   ===========

                                                                                               INVESTMENT
                                                          ASSET         HIGH                      GRADE
                                                         MANAGER       INCOME      OVERSEAS       BOND
                                                         DIVISION     DIVISION     DIVISION     DIVISION
                                                        ----------   ----------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                    $  354,432   $  267,430   $  198,886   $   56,557
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -46,015      -26,626      -51,521      -10,155
                                                        ----------   ----------   ----------   ----------
    Net Investment Income                                  308,417      240,804      147,365       46,402
                                                        ----------   ----------   ----------   ----------
Net Realized Gains (Losses)                                161,435     -133,149      999,766      -59,915
Net Unrealized Gains (Losses)                              -53,221       86,293      838,942      -12,508
                                                        ----------   ----------   ----------   ----------
  Net Realized and Unrealized Gains (Losses)               108,214      -46,856    1,838,708      -72,423
                                                        ----------   ----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                416,631      193,948    1,986,073      -26,021
                                                        ----------   ----------   ----------   ----------
Transfers of Net Premiums                                       --           --        1,360           --
Transfers Due to Deaths                                    -14,211      -52,699           --           --
Transfers Due to Other Terminations                       -854,930      -94,909     -277,510      -29,463
Transfers Due to Policy Loans                              -40,906          990      -38,945       -5,481
Transfers of Cost of Insurance                             -15,716       -7,852      -14,261       -3,468
Transfers of Loan Processing Charges                       -10,889       -3,265      -11,889         -580
Transfers Among Investment Divisions                      -358,532     -445,937      731,978     -260,930
                                                        ----------   ----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  1,295,184     -603,672      390,733     -299,922
                                                        ----------   ----------   ----------   ----------
Total Increase (Decrease) in Net Assets                   -878,553     -409,724    2,376,806     -325,943
Net Assets - Beginning of Year                           4,731,291    2,749,648    4,992,291    1,145,924
                                                        ----------   ----------   ----------   ----------
Net Assets - End of Year                                $3,852,738   $2,339,924   $7,369,097   $  819,981
                                                        ==========   ==========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                      MONEY         EQUITY-
                                                                      MARKET        INCOME        GROWTH
                                                         TOTAL       DIVISION      DIVISION      DIVISION
                                                      -----------   ----------   -----------   -----------
Investment Income:
  Dividends (Note 2)                                  $ 5,222,752   $  336,264   $ 1,024,082   $ 2,434,738
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -560,954      -62,806      -159,884      -195,771
                                                      -----------   ----------   -----------   -----------
    Net Investment Income                               4,661,798      273,458       864,198     2,238,967
                                                      -----------   ----------   -----------   -----------
Net Realized Gains (Losses)                             3,537,524           --     1,718,876     2,058,211
Net Unrealized Gains (Losses)                           1,334,711           --    -1,104,275     2,423,784
                                                      -----------   ----------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)            4,872,235           --       614,601     4,481,995
                                                      -----------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             9,534,033      273,458     1,478,799     6,720,962
                                                      -----------   ----------   -----------   -----------
Transfers of Net Premiums                                   5,000           --            --         2,000
Transfers Due to Deaths                                    -9,351           --            --            --
Transfers Due to Other Terminations                    -2,007,903     -352,025      -512,374      -822,188
Transfers Due to Policy Loans                            -374,068       59,633      -263,572        35,725
Transfers of Cost of Insurance                           -176,963      -22,818       -49,319       -56,922
Transfers of Loan Processing Charges                     -114,379      -18,447       -19,217       -45,385
Transfers Among Investment Divisions                           --      207,062    -1,420,151     1,610,864
                                                      -----------   ----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                -2,677,664     -126,595    -2,264,633       724,094
                                                      -----------   ----------   -----------   -----------
Total Increase (Decrease) in Net Assets                 6,856,369      146,863      -785,834     7,445,056
Net Assets - Beginning of Year                         53,481,797    4,925,157    16,676,483    18,311,287
                                                      -----------   ----------   -----------   -----------
Net Assets - End of Year                              $60,338,166   $5,072,020   $15,890,649   $25,756,343
                                                      ===========   ==========   ===========   ===========

                                                                                              INVESTMENT
                                                         ASSET         HIGH                     GRADE
                                                        MANAGER       INCOME      OVERSEAS       BOND
                                                       DIVISION      DIVISION     DIVISION     DIVISION
                                                      ----------   -----------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                  $  525,511   $   450,266   $  385,058   $   66,833
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -40,962       -35,704      -52,249      -13,578
                                                      ----------   -----------   ----------   ----------
    Net Investment Income                                484,549       414,562      332,809       53,255
                                                      ----------   -----------   ----------   ----------
Net Realized Gains (Losses)                              -34,541      -247,945      -37,432       80,355
Net Unrealized Gains (Losses)                            106,397      -345,920      282,188      -27,463
                                                      ----------   -----------   ----------   ----------
  Net Realized and Unrealized Gains (Losses)              71,856      -593,865      244,756       52,892
                                                      ----------   -----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              556,405      -179,303      577,565      106,147
                                                      ----------   -----------   ----------   ----------
Transfers of Net Premiums                                     --         3,000           --           --
Transfers Due to Deaths                                       --            --       -9,351           --
Transfers Due to Other Terminations                      -94,124       -62,953      -84,527      -79,712
Transfers Due to Policy Loans                             25,683       -31,052     -122,144      -78,341
Transfers of Cost of Insurance                           -15,456       -12,137      -15,556       -4,755
Transfers of Loan Processing Charges                     -11,713        -4,506      -14,201         -910
Transfers Among Investment Divisions                     425,341      -898,098     -112,059      187,041
                                                      ----------   -----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  329,731    -1,005,746     -357,838       23,323
                                                      ----------   -----------   ----------   ----------
Total Increase (Decrease) in Net Assets                  886,136    -1,185,049      219,727      129,470
Net Assets - Beginning of Year                         3,845,155     3,934,697    4,772,564    1,016,454
                                                      ----------   -----------   ----------   ----------
Net Assets - End of Year                              $4,731,291   $ 2,749,648   $4,992,291   $1,145,924
                                                      ==========   ===========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                        MONEY        EQUITY-
                                                                       MARKET        INCOME        GROWTH
                                                         TOTAL        DIVISION      DIVISION      DIVISION
                                                      -----------   -----------   -----------   -----------
Investment Income:
  Dividends (Note 2)                                  $ 3,380,612   $   317,007   $ 1,261,041   $   616,516
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -511,817       -58,837      -143,221      -170,160
                                                      -----------   -----------   -----------   -----------
    Net Investment Income                               2,868,795       258,170     1,117,820       446,356
                                                      -----------   -----------   -----------   -----------
Net Realized Gains                                      4,138,897            --     1,181,554     1,970,530
Net Unrealized Gains (Losses)                           1,751,432            --     1,012,708       891,938
                                                      -----------   -----------   -----------   -----------
  Net Realized and Unrealized Gains                     5,890,329            --     2,194,262     2,862,468
                                                      -----------   -----------   -----------   -----------
Net Increase in Net Assets
  Resulting from Operations                             8,759,124       258,170     3,312,082     3,308,824
                                                      -----------   -----------   -----------   -----------
Transfers of Net Premiums                                   3,000            --         1,000          1000
Transfers Due to Deaths                                        --            --            --            --
Transfers Due to Other Terminations                    -2,778,058      -685,847      -863,116      -573,094
Transfers Due to Policy Loans                            -198,831        69,371       -29,315       -63,053
Transfers of Cost of Insurance                           -210,842       -25,645       -59,439       -67,353
Transfers of Loan Processing Charges                     -108,207       -20,654       -24,293       -31,872
Transfers Among Investment Divisions                           --      -944,788     1,811,395      -631,407
                                                      -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                -3,292,938    -1,607,563       836,232    -1,365,779
                                                      -----------   -----------   -----------   -----------
Total Increase (Decrease) in Net Assets                 5,466,186    -1,349,393     4,148,314     1,943,045
Net Assets - Beginning of Year                         48,015,611     6,274,550    12,528,169    16,368,242
                                                      -----------   -----------   -----------   -----------
Net Assets - End of Year                              $53,481,797   $ 4,925,157   $16,676,483   $18,311,287
                                                      ===========   ===========   ===========   ===========

                                                                                             INVESTMENT
                                                         ASSET        HIGH                     GRADE
                                                        MANAGER      INCOME      OVERSEAS       BOND
                                                       DIVISION     DIVISION     DIVISION     DIVISION
                                                      ----------   ----------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                  $  414,211   $  279,600   $  430,852   $   61,385
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -36,408      -37,590      -54,951      -10,650
                                                      ----------   ----------   ----------   ----------
    Net Investment Income                                377,803      242,010      375,901       50,735
                                                      ----------   ----------   ----------   ----------
Net Realized Gains                                       183,532      243,278      528,488       31,515
Net Unrealized Gains (Losses)                             78,103       87,699     -319,003          -13
                                                      ----------   ----------   ----------   ----------
  Net Realized and Unrealized Gains                      261,635      330,977      209,485       31,502
                                                      ----------   ----------   ----------   ----------
Net Increase in Net Assets
  Resulting from Operations                              639,438      572,987      585,386       82,237
                                                      ----------   ----------   ----------   ----------
Transfers of Net Premiums                                     --         1000           --           --
Transfers Due to Deaths                                       --           --           --           --
Transfers Due to Other Terminations                      -92,063     -260,581      -77,309     -226,048
Transfers Due to Policy Loans                           -111,738       40,429      -96,571       -7,954
Transfers of Cost of Insurance                           -15,869      -15,331      -22,641       -4,564
Transfers of Loan Processing Charges                      -9,491       -6,785      -14,465         -647
Transfers Among Investment Divisions                      10,374       69,987     -411,654       96,093
                                                      ----------   ----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -218,787     -171,281     -622,640     -143,120
                                                      ----------   ----------   ----------   ----------
Total Increase (Decrease) in Net Assets                  420,651      401,706      -37,254      -60,883
Net Assets - Beginning of Year                         3,424,504    3,532,991    4,809,818    1,077,337
                                                      ----------   ----------   ----------   ----------
Net Assets - End of Year                              $3,845,155   $3,934,697   $4,772,564   $1,016,454
                                                      ==========   ==========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five of the divisions invest solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two divisions invest solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds). Both are no-load, open-end, diversified, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyholders' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyholder's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyholder's investment base. These charges are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

NOTE 4-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 5-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account during the year ended December 31, 1999, are shown below:

                                             PURCHASES        SALES
                                           ------------   ------------
         Money Market Portfolio            $ 38,443,717   $ 38,313,573
         Equity-Income Portfolio              9,027,333     11,984,694
         Growth Portfolio                    36,862,384     32,700,392
         Asset Manager Portfolio              8,642,081      9,628,848
         High Income Portfolio                4,643,335      5,003,744
         Overseas Portfolio                  12,465,482     12,138,569
         Investment Grade Bond Portfolio        806,328      1,028,849
                                           ------------   ------------
                  Totals                   $110,890,660   $110,798,669
                                           ============   ============

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.


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